CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Income tax relating to changes in revaluation surplus included in other comprehensive income for Joint Venture and Associates	$ 66,158	$ 31,336	$ 559,939	$ 0
Income tax relating to changes in revaluation surplus included in other comprehensive income	$ 1,008,381	$ (480,378)	$ 4,513,179	$ 0